Debt issues (Tables)	12 Months Ended
Sep. 30, 2023
Debt issues
Schedule of debt issues and movement reconciliation

In the following table, the distinction between short-term (12 months or less) and long-term (greater than 12 months) debt is based on the original maturity of the underlying security.

	Consolidated		Parent Entity
$m	2023	2022	2023	2022
Short-term debt
Own issuances	29,285	30,332	27,915	25,498
Total short-term debt	29,285	30,332	27,915	25,498
Long-term debt
Covered bonds	41,605	31,802	36,954	28,664
Senior	81,385	77,219	70,088	67,635
Securitisation	4,298	4,973	-	-
Subordinated perpetual notes	-	542	-	542
Total long-term debt	127,288	114,536	107,042	96,841
Total debt issues	156,573	144,868	134,957	122,339

Movement reconciliation ($m)
Balance as at beginning of year	144,868	128,779	122,339	108,210
Issuances	70,974	73,309	62,992	58,657
Maturities, repayments, buy-backs and reductions	(62,596)	(55,899)	(52,671)	(44,222)
Total cash movements	8,378	17,410	10,321	14,435
FX translation impact	3,458	6,118	2,530	6,188
Fair value adjustments	(135)	(566)	(144)	(557)
Fair value hedge accounting adjustments	(346)	(7,561)	(348)	(6,583)
Other	350	688	259	646
Total non-cash movements	3,327	(1,321)	2,297	(306)
Balance as at end of year	156,573	144,868	134,957	122,339

Schedule of debt issues by type and currency

Consolidated
$m	2023	2022
Short-term debt
Own issuances:
US commercial paper	22,687	29,252
Senior Debt:
AUD	2,090	-
GBP	3,265	770
USD	564	154
Other	679	156
Total short-term debt	29,285	30,332
Long-term debt (by currency):
AUD	36,346	30,758
CHF	3,358	3,261
EUR	34,002	26,002
GBP	3,202	3,092
JPY	80	913
NZD	3,324	2,966
USD	45,288	45,471
Other	1,688	2,073
Total long-term debt	127,288	114,536